STOCK-BASED COMPENSATION - Black-Scholes Option Pricing (Details) - $ / shares				12 Months Ended
	Aug. 09, 2024	Mar. 01, 2024	May 22, 2023	Sep. 30, 2025
STOCK-BASED COMPENSATION
Exercise price (US$)	$ 2.71	$ 2.15	$ 6.79
Tranche 15
STOCK-BASED COMPENSATION
Exercise price (US$)				$ 20.7
Average risk-free interest rate				1.94%
Expected option life (year)				5 years
Volatility rate				63.87%
Dividend yield				0.00%
Tranche 16
STOCK-BASED COMPENSATION
Exercise price (US$)				$ 16.5
Average risk-free interest rate				1.94%
Expected option life (year)				5 years
Volatility rate				52.40%
Dividend yield				0.00%
Tranche 17
STOCK-BASED COMPENSATION
Exercise price (US$)				$ 8
Average risk-free interest rate				2.26%
Expected option life (year)				5 years
Volatility rate				63.20%
Dividend yield				0.00%
Tranche 18
STOCK-BASED COMPENSATION
Exercise price (US$)				$ 9.1
Average risk-free interest rate				2.25%
Expected option life (year)				5 years
Volatility rate				64.60%
Dividend yield				0.00%
Tranche 19
STOCK-BASED COMPENSATION
Exercise price (US$)				$ 8.2
Average risk-free interest rate				2.58%
Expected option life (year)				5 years
Volatility rate				68.20%
Dividend yield				0.00%
Tranche 20
STOCK-BASED COMPENSATION
Exercise price (US$)				$ 5.19
Average risk-free interest rate				2.49%
Expected option life (year)				5 years
Volatility rate				103.00%
Dividend yield				0.00%
Tranche 21
STOCK-BASED COMPENSATION
Exercise price (US$)				$ 5.3
Average risk-free interest rate				1.67%
Expected option life (year)				5 years
Volatility rate				52.60%
Dividend yield				0.00%
Tranche 22
STOCK-BASED COMPENSATION
Exercise price (US$)				$ 15.85
Average risk-free interest rate				0.87%
Expected option life (year)				5 years
Volatility rate				109.90%
Dividend yield				0.00%
Tranche 23
STOCK-BASED COMPENSATION
Exercise price (US$)				$ 7.23
Average risk-free interest rate				1.37%
Expected option life (year)				5 years
Volatility rate				100.95%
Dividend yield				0.00%
Tranche 24
STOCK-BASED COMPENSATION
Exercise price (US$)				$ 6.79
Average risk-free interest rate				3.77%
Expected option life (year)				10 years
Volatility rate				73.64%
Dividend yield				0.00%
Tranche 25
STOCK-BASED COMPENSATION
Exercise price (US$)				$ 2.15
Average risk-free interest rate				4.17%
Expected option life (year)				5 years
Volatility rate				96.80%
Dividend yield				0.00%
Tranche 26
STOCK-BASED COMPENSATION
Exercise price (US$)				$ 2.71
Average risk-free interest rate				3.94%
Expected option life (year)				10 years
Volatility rate				104.82%
Dividend yield				0.00%